CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES
37	CONTINGENT LIABILITIES

(a)	Guarantee from the Group for a joint venture loan from a financial institution:

Tri-View Shipping Pte. Ltd. (“TVS”), entered into a facility agreement with TVS’ related party, Mitsui & Co. Financial Services (Asia) Ltd (“Lender”) on 17 August 2016 for a credit facility of US$5,800,000.

Mitsui & Co., Ltd (“Mitsui”), the joint venture partner holding 49% of the shares in TVS, provided a guarantee to the Lender for 100% of the loan amount (“Mitsui’s Guarantee”).

In consideration of Mitsui providing Mitsui’s Guarantee, a guarantee facility agreement between Mitsui and the Group was signed on 17 August 2016. The Group shall provide a guarantee fee to Mitsui for 51% of any amounts to be paid by Mitsui under the Mitsui Guarantee.

At 31 December 2018, the outstanding amount relating to the above loan facility was US$2,819,000 (2017: US$4,099,000 and 2016: US5,370,000).

(b)	Financial support from the Grindrod Shipping Pte. Ltd. and its subsidiaries to its joint ventures:

At 31 December 2018, the Group has provided financial support to joint ventures of US$59,613,000 (2017: US$63,222,000), to enable the companies to meet its obligations as and when they fall due for at least 12 months from the date of signing of their respective financial statements for the financial year ended 31 December 2018 and 2017.

(c)	Guarantees from Grindrod Shipping Pte. Ltd. for a joint venture loan from a financial institution

Leopard Tanker Pte. Ltd. (‘‘Leopard Tanker’’) entered into a facility agreement with a financial institution for a credit facility of US$138.5 million. The Group has provided a guarantee of up to 50% of the amount loaned and an undertaking to the lender to ensure a minimum working capital balance of US$250,000 for each of the vessels held by Leopard Tanker.

At 31 December 2018, the outstanding amount relating to the above loan facility was US$70,197,000 (2017: US$77,599,000). No provision has been recognised in relation to the guarantee as the management does not view such payout to be probable under IAS 37.